Financial Instruments - Commodity Price Risk Management (Details) - Hedging Instruments Transactions - Commodity price risk	12 Months Ended
Dec. 31, 2020 $ / MMBTU $ / GJ MMBTU / d GJ / d
Fixed Price Swap, AECO Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	2.03
Fixed Price Swap, AECO Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | GJ / d	37,337
Fixed Price Swap, DAWN Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	2.46
Fixed Price Swap, DAWN Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	31,178
Fixed Price Swap, NYMEX Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	2.54
Fixed Price Swap, NYMEX Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	20,808
Fixed Price Swap, SUMAS Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	2.70
Fixed Price Swap, SUMAS Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	17,466
Differential Swap, AECO-STN 2 Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / GJ	0.29
Differential Swap, AECO-STN 2 Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | GJ / d	20,000
Basis Swap, AECO Index, Maturing December 2023
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	1.23
Basis Swap, AECO Index, Maturing December 2023 | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	53,333
Basis Swap, AECO Index, Maturing December 2025
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	0.97
Basis Swap, AECO Index, Maturing December 2025 | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	20,000
Basis Swap, DAWN Index
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument | $ / MMBTU	0.09
Basis Swap, DAWN Index | Weighted average
Disclosure of detailed information about hedging instruments [line items]
Weighted average volume of hedging instrument | MMBTU / d	20,000